Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Triple Flag Precious Metals Corp
Entity Central Index Key	0001829726
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false